Statement to Securityholder
Ally Auto Receivables Trust 2022-3

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2022-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	12/14/2022

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2022-3

5. Collateral Summary	Collection Period, Begin:	11/1/2025
	Collection Period, End:	11/30/2025
6. Charge-Off and Delinquency Rates	Determination Date:	12/10/2025
	Distribution Date:	12/15/2025
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures
The Class A-1 Notes, Class B Notes, Class C Notes, and Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Ally Auto Receivables Trust 2022-3
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02008DAA7	216,000,000.00	0.00	4.55700000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02008DAB5	323,000,000.00	0.00	5.29000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02008DAC3	323,000,000.00	31,632,567.14	5.07000000	10,985,328.89	133,647.60	N/A	11,118,976.49	0.00	0.00	20,647,238.25
A-4	02008DAD1	71,120,000.00	71,120,000.00	5.07000000	0.00	300,482.00	N/A	300,482.00	0.00	0.00	71,120,000.00
B	02008DAE9	20,760,000.00	20,760,000.00	5.88000000	0.00	101,724.00	N/A	101,724.00	0.00	0.00	20,760,000.00
C	02008DAF6	17,300,000.00	17,300,000.00	6.37000000	0.00	91,834.17	N/A	91,834.17	0.00	0.00	17,300,000.00
D	02008DAG4	12,850,000.00	12,850,000.00	7.54000000	0.00	80,740.83	N/A	80,740.83	0.00	0.00	12,850,000.00
Certificates		N/A	N/A	N/A	N/A	N/A	294,035.91	294,035.91	N/A	N/A	N/A
	Deal Totals	984,030,000.00	153,662,567.14		10,985,328.89	708,428.60	294,035.91	11,987,793.40	0.00	0.00	142,677,238.25

Statement to Securityholder
Ally Auto Receivables Trust 2022-3
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	97.9336444	34.0103062	0.4137697	34.4240758	0.0000000	63.9233382
A-4	1,000.0000000	0.0000000	4.2250000	4.2250000	0.0000000	1,000.0000000
B	1,000.0000000	0.0000000	4.9000000	4.9000000	0.0000000	1,000.0000000
C	1,000.0000000	0.0000000	5.3083335	5.3083335	0.0000000	1,000.0000000
D	1,000.0000000	0.0000000	6.2833331	6.2833331	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	156.1563846
Ending Aggregate Note Pool Factor:	144.9927728

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2022-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	11/17/2025	12/14/2025	Actual/360	N/A	N/A	4.55700000	4.55700000	0.00
A-2	0.00	11/17/2025	12/14/2025	30/360	N/A	N/A	5.29000000	5.29000000	0.00
A-3	31,632,567.14	11/17/2025	12/14/2025	30/360	N/A	N/A	5.07000000	5.07000000	133,647.60
A-4	71,120,000.00	11/17/2025	12/14/2025	30/360	N/A	N/A	5.07000000	5.07000000	300,482.00
B	20,760,000.00	11/17/2025	12/14/2025	30/360	N/A	N/A	5.88000000	5.88000000	101,724.00
C	17,300,000.00	11/17/2025	12/14/2025	30/360	N/A	N/A	6.37000000	6.37000000	91,834.17
D	12,850,000.00	11/17/2025	12/14/2025	30/360	N/A	N/A	7.54000000	7.54000000	80,740.83

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	133,647.60	0.00	133,647.60	0.00
A-4	0.00	300,482.00	0.00	300,482.00	0.00
B	0.00	101,724.00	0.00	101,724.00	0.00
C	0.00	91,834.17	0.00	91,834.17	0.00
D	0.00	80,740.83	0.00	80,740.83	0.00
Deal Totals	0.00	708,428.60	0.00	708,428.60	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2022-3
4. Collections and Distributions

Collections
Receipts During the Period	11,659,174.28
Administrative Purchase Payments	299,312.06
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	172,233.25
Other Fees or Expenses Paid	0.00
Total Collections	12,130,719.59

Beginning Reserve Account Balance	2,471,181.60
Total Available Amount	14,601,901.19

Distributions
Total Available Amount	14,601,901.19
Basic Servicing Fee	141,426.19
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	434,129.60
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	101,724.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	91,834.17
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	80,740.83
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,471,181.60
Noteholders' Regular Principal Distributable Amount	10,985,328.89
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	294,035.91

Statement to Securityholder
Ally Auto Receivables Trust 2022-3

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	61,982	20,749	19,970
	Aggregate Receivables Principal Balance	988,472,639.22	166,512,711.45	155,527,382.56
	Aggregate Amount Financed	1,028,968,867.29	169,711,433.46	158,445,974.79

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	6.77000000	7.01888579	7.02221963	70.07	72.20	72.28	50.40	25.14	24.44

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.07%	1.24%	1.15%	1.05%	1.24%	1.12%	1.21%	1.14%	1.09%	1.17%	1.03%	1.14%	0.99%	0.98%	1.04%	1.04%	1.05%	1.10%	1.14%	0.97%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.08%	1.12%	1.01%	1.07%	1.02%	1.02%	1.00%	1.00%	1.10%	1.07%	1.06%	0.99%	1.13%	1.07%	1.03%	1.05%	0.93%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2022-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	164,078,704.13	23	82,346.56	3,580.29	0.6022%	19,970	173	0.8663%
Preceding	175,951,461.00	33	132,772.76	4,023.42	0.9055%	20,749	183	0.8820%
Next Preceding	188,623,782.96	29	250,460.69	8,636.58	1.5934%	21,666	180	0.8308%
Third Preceding	201,910,815.11	39	270,205.92	6,928.36	1.6059%	Three Month Average		0.8597%
Four Month Average					1.1768%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,028,968,867.29	8,287,315.48	0.8054%	31 - 60 days	365	4,184,134.92	2.6407%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	114	1,282,890.75	0.8097%
Trust 2022-3 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	57	595,738.31	0.3760%
				> 120 days	2	76.47	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		208	2,009,754.27
				Additions		9	66,097.85
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		11	76,988.11
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		206	1,998,864.01

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,471,181.60	2,471,181.60	0.00	0.00	0.00	2,471,181.60	2,471,181.60

Statement to Securityholder
Ally Auto Receivables Trust 2022-3
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,442,639.22
Current Overcollateralization	12,850,144.31
Overcollateralization Target	12,850,144.31

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
61+ Delinquencies	0.01%	0.13%	0.24%	0.24%	0.20%	0.27%	0.32%	0.32%	0.38%	0.44%	0.48%	0.47%	0.58%	0.59%	0.64%	0.56%	0.51%	0.52%	0.66%	0.73%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	2.60%	2.60%	2.60%	2.60%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	4.10%	4.10%	4.10%	4.10%
61+ Delinquencies	0.76%	0.89%	0.91%	0.81%	0.84%	0.92%	1.01%	1.02%	1.00%	0.89%	1.03%	1.04%	1.14%	1.18%	1.13%	1.20%	1.19%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%
61+ Delinquencies

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	105
Receipts During the Period - Interest	948,679.14
Supplemental Servicing Fees	36,802.84
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	12,650.00
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2022-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2022-3 will perform in the future.

AART 2022-3 has not been structured with the objective of ensuring compliance with the requirements of the EU Securitization Regulation or the UK Securitization Regulation by any person. Prospective investors are responsible for analyzing their own regulatory position and should consult with their own investment and legal advisors regarding the application of the EU Securitization Regulation, the UK Securitization Regulation or other applicable regulations and the suitability of the notes for investment.